Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Foreign Currency Assets And Liabilities
Schedule of foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Item (3) / Currency	Amount of foreign currency (2)	Prevailing exchange rate (1)	Total as of 06.30.18	Amount of foreign currency (2)	Prevailing exchange rate (1)	Total as of 06.30.17
Assets
Restricted assets
US Dollar	-	-	-	2	16.53	41
Total restricted assets			-			41
Trade and other receivables
US Dollar	74	28.75	2,115	60	16.53	995
Euros	5	33.54	178	9	18.85	172
Chilean Pesos	91	0.04	4	-	-	-
Trade and other receivables related parties
US Dollar	48	28.75	1,366	45	16.53	747
Total Trade and other receivables			3,663			1,914
Investment in financial assets
US Dollar	133	28.75	3,813	62	16.53	1,020
Pounds	1	37.90	39	1	21.49	18
Total Investment in financial assets			3,852			1,038
Derivative financial instruments
US Dollar	1	28.75	43	2	16.53	31
Total Derivative financial instruments			43			31
Cash and cash equivalents
US Dollar	280	28.75	8,057	326	16.53	5,387
Euros	2	33.54	66	3	18.85	49
Chilean Pesos	23	0.04	1	-	-	-
Total Cash and cash equivalents			8,124			5,436
Total Assets			15,682			8,460

Liabilities
Trade and other payables
US Dollar	111	28.85	3,198	78	16.63	1,300
Euros	3	33.73	88	1	19.00	19
Chilean Pesos	23	0.04	1	-	-	-
Total Trade and other payables			3,287			1,319
Borrowings
US Dollar	1,245	28.85	35,928	1,283	16.63	21,328
Total Borrowings			35,928			21,328
Derivative financial instruments
US Dollar	(0)	28.85	(11)	-	-	-
Total Derivative financial instruments			(11)			-
Total Liabilities			39,204			22,647

(1) Exchange rate as of June 30, of each year according to Banco Nación Argentina records.

(2) Considering foreign currencies those that differ from each Group’s functional currency at each year-end.

(3) The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 15).